UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                            Investment Company Act file number 811-09373

                       OPPENHEIMER SENIOR FLOATING RATE FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                       (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  July 31

Date of reporting period:  August 1, 2002 - July 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  July 31, 2003

                                                                             Principal        Market Value
                                                                                Amount          See Note 1
------------------------------------------------------------------------------------------------------------
 Corporate Loans--108.1%
------------------------------------------------------------------------------------------------------------
 Consumer Discretionary--31.7%
------------------------------------------------------------------------------------------------------------
 Auto Components--5.8%
 Collins & Aikman Corp., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 7.25%, 12/21/05 1                                              $ 1,921,453        $  1,914,248
 Tranche B, 7.25%, 12/31/05 1,2                                                  4,889               4,871
------------------------------------------------------------------------------------------------------------
 Federal Mogul Corp., Sr. Sec. Credit Facilities Term Loan,
 Debtor in Possession, Tranche B, 4.60%, 11/1/03 1,2                         1,636,572           1,631,458
------------------------------------------------------------------------------------------------------------
 Goodyear Tire & Rubber Co., Sr. Sec. Credit Facilities Term Loan,
 5.11%, 3/28/05 1,2                                                          2,000,000           1,990,000
------------------------------------------------------------------------------------------------------------
 Hayes Lemmerz International, Inc., Sr. Sec. Credit Facilities Term Loan,
 5.86%-6.04%, 6/3/09 1,2                                                     1,999,999           2,012,499
------------------------------------------------------------------------------------------------------------
 JL French Automotive Castings, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 7%, 10/21/06 1,2                                                   660,597             624,884
 Tranche C, 10.603%, 4/21/07 1,2                                             1,000,000             995,000
------------------------------------------------------------------------------------------------------------
 Mark IV Industries, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 4.25%-4.51%, 5/1/07 1,2                                          3,000,000           2,980,501
------------------------------------------------------------------------------------------------------------
 Meridian Automotive Systems, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 4.35%-6.658%, 7/14/06 1,2                                        1,319,286           1,223,638
 Tranche B, 5.35%, 7/14/07 1,2                                               1,362,139           1,256,573
------------------------------------------------------------------------------------------------------------
 Metaldyne Co. LLC, Sr. Sec. Credit Facilities Term Loan,
 Tranche D, 5.625%, 12/31/09 1,2                                               996,252             952,167
------------------------------------------------------------------------------------------------------------
 Progressive Group of Cos., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.625%-4.813%, 8/11/07 1,2                                       2,867,925           2,877,784
------------------------------------------------------------------------------------------------------------
 Tenneco, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 5.30%, 12/30/07 1,2                                                403,384             403,348
 Tranche C, 5.55%, 6/30/08 1,2                                                 403,384             403,924
------------------------------------------------------------------------------------------------------------
 TRW Automotive, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche C1, 4.13%, 2/28/11 1,2                                              3,500,000           3,517,864
------------------------------------------------------------------------------------------------------------
 United Components, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.37%, 6/20/10 1,2                                               1,000,000           1,008,958
                                                                                              ------------
                                                                                                23,797,717

------------------------------------------------------------------------------------------------------------
 Distributors--1.2%
 Oriental Trading Co., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.671%, 7/9/09 1,2                                               3,000,000           3,000,000
------------------------------------------------------------------------------------------------------------
 United Rentals North America, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.13%, 8/31/07 1,2                                               1,826,203           1,836,618
                                                                                              ------------
                                                                                                 4,836,618

------------------------------------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--4.9%
 Ameristar Casinos, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.875%, 12/20/06 1,2                                             2,710,028           2,725,949
------------------------------------------------------------------------------------------------------------
 AMF Bowling Worldwide, Inc., Sr. Sec. Credit Facilities Term Loan,
 5.438%-5.688%, 3/15/08 1,2                                                  1,722,296           1,725,883
------------------------------------------------------------------------------------------------------------
 Domino's, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.125%, 6/25/10 1,2                                              3,803,279           3,843,689


7  |  OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Continued

                                                                             Principal        Market Value
                                                                                Amount          See Note 1
------------------------------------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure Continued
 Metro-Goldwyn-Mayer Studios, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.10%, 6/30/08 1,2                                             $ 3,000,000        $  3,004,689
------------------------------------------------------------------------------------------------------------
 Penn National Gaming, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5%-5.28%, 9/1/07 1,2                                             2,992,500           3,004,470
------------------------------------------------------------------------------------------------------------
 Pinnacle Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan,
 5.725%, 5/15/08 1,2                                                         1,000,000           1,007,500
------------------------------------------------------------------------------------------------------------
 Scientific Games Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.60%, 12/19/08 1,2                                              1,990,000           1,997,462
------------------------------------------------------------------------------------------------------------
 Vail Resorts, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.86%, 12/10/08 1,2                                                698,250             704,360
------------------------------------------------------------------------------------------------------------
 Wyndam International, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.875%, 6/30/06 1,2                                              2,548,489           2,155,066
                                                                                              ------------
                                                                                                20,169,068

------------------------------------------------------------------------------------------------------------
 Household Durables--0.6%
 Simmons Co., Sr. Sec. Credit Facilities Term Loan,
 Tranche C, 4.75%, 10/29/06 1,2                                              2,500,000           2,511,875
------------------------------------------------------------------------------------------------------------
 Media--16.3%
 Adams Outdoor Advertising LP, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.578%-6.164%, 2/1/08 1                                          2,213,133           2,223,508
------------------------------------------------------------------------------------------------------------
 AMC Entertainment, Inc., Sr. Sec. Credit Facilities Revolving Credit Loan,
 4/10/04 1,2,5                                                               2,875,000           2,839,062
------------------------------------------------------------------------------------------------------------
 CanWest Global Communications Corp., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 4.79%, 5/15/08 1,2                                               2,095,596           2,113,408
 Tranche C, 5.04%, 5/15/09 1,2                                               1,309,229           1,320,358
------------------------------------------------------------------------------------------------------------
 Carmike Cinemas, Inc., Sr. Sec. Credit Facilities Term Loan,
 7.644%, 3/30/05 1,2                                                         3,331,099           3,351,225
------------------------------------------------------------------------------------------------------------
 CBD Media, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.37%-4.38%, 6/13/10 1,2                                         1,500,000           1,515,000
------------------------------------------------------------------------------------------------------------
 CC VI Operating Co. LLC, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.60%, 11/12/08 1                                                2,985,000           2,680,282
------------------------------------------------------------------------------------------------------------
 Century Holdings LLC, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.918%, 6/30/09 1,2                                              2,500,000           2,116,965
------------------------------------------------------------------------------------------------------------
 Century-TCI California LP, Sr. Sec. Credit Facilities Revolving Credit Loan,
 3.945%, 12/31/07 1,2                                                        1,000,000             945,417
------------------------------------------------------------------------------------------------------------
 Century-TCI California LP, Sr. Sec. Credit Facilities Term Loan,
 12/31/07 1,2,5                                                              1,000,000             946,000
------------------------------------------------------------------------------------------------------------
 Charter Bresnan Cable Communication VIII LLC, Sr. Sec. Credit Facilities
 Term Loan, Tranche A, 6/30/07 1,2,5                                         2,000,000           1,851,876
------------------------------------------------------------------------------------------------------------
 Charter Falcon Cable Communication VII LLC, Sr. Sec. Credit Facilities
 Term Loan, Tranche C, 12/31/07 1,2,5                                          997,396             910,747
------------------------------------------------------------------------------------------------------------
 Cinemark USA, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.78%-4.13%, 2/14/09 1,2                                           498,750             502,646
------------------------------------------------------------------------------------------------------------
 Citadel Broadcasting Co., Sr. Sec. Credit Facilities Term Loan,
 Tranche A, 3.35%-3.375%, 4/3/08 1,2                                         1,848,889           1,848,889
------------------------------------------------------------------------------------------------------------
 Citadel Communications Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.625%, 4/3/09 1,2                                               1,848,889           1,856,053


8  |  OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                             Principal        Market Value
                                                                                Amount          See Note 1
------------------------------------------------------------------------------------------------------------
 Media Continued
 DirecTV Holdings LLC, Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 3/6/08 1,5                                                     $ 1,066,667        $  1,073,534
 Tranche A, 4.75%, 3/6/08 1                                                  4,333,333           4,361,231
------------------------------------------------------------------------------------------------------------
 F&W Publications, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.05%, 1/31/10 1,2                                               1,950,000           1,950,000
------------------------------------------------------------------------------------------------------------
 Fisher Broadcasting, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.60%, 2/28/10 1,2                                               1,995,000           1,993,753
------------------------------------------------------------------------------------------------------------
 Frontiervision Operating Partners LP, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.525%, 3/31/06 1,2                                              3,500,000           3,330,834
------------------------------------------------------------------------------------------------------------
 GT Brands LLC, Sr. Sec. Credit Facilities Term Loan,
 Tranche A, 8.877%-9%, 9/6/07 1,2                                            1,857,955           1,802,216
------------------------------------------------------------------------------------------------------------
 Insight Communication Co., Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.063%, 12/31/09 1                                               1,500,000           1,506,294
------------------------------------------------------------------------------------------------------------
 Loews Cineplex Entertainment Corp., Sr. Sec. Credit Facilities Term Loan,
 4.688%, 3/31/07 1                                                           4,806,570           4,794,554
------------------------------------------------------------------------------------------------------------
 Mediacom Communications Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.62%, 9/30/10 1,2                                               1,500,000           1,512,396
------------------------------------------------------------------------------------------------------------
 Primedia, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4%-4.125%, 6/30/09 1,2                                           1,763,853           1,722,514
------------------------------------------------------------------------------------------------------------
 R.H. Donnelley Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.10%-5.28%, 6/30/10 1,2                                         2,487,501           2,508,023
------------------------------------------------------------------------------------------------------------
 RCN Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 7%, 6/30/07 1,2                                                    744,000             672,700
------------------------------------------------------------------------------------------------------------
 Regal Cinemas Corp., Sr. Sec. Credit Facilities Term Loan:
 Tranche C, 3.875%, 12/31/07 1,2                                             1,387,500           1,404,844
 Tranche D, 3.625%, 6/30/09 1,2                                              1,500,000           1,516,875
------------------------------------------------------------------------------------------------------------
 Sun Media Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.61%, 2/7/09 1,2                                                2,400,543           2,408,420
------------------------------------------------------------------------------------------------------------
 United Pan-Europe Communications NV, Sr. Sec. Credit Facilities
 Term Loan, Tranche C-2, 6.61%, 3/31/09 1,2,3                                5,600,000           4,935,000
------------------------------------------------------------------------------------------------------------
 Univision Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
 2.36%, 7/18/06 1,2                                                          2,000,000           1,980,000
                                                                                              ------------
                                                                                                66,494,624

------------------------------------------------------------------------------------------------------------
 Specialty Retail--1.5%
 Blockbuster, Inc., Sr. Unsec. Credit Facilities Term Loan,
 Tranche B, 2.35%-2.49%, 7/1/04 1,2                                          2,055,555           2,045,829
------------------------------------------------------------------------------------------------------------
 Hines Nurseries, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.125%, 2/28/05 1,2                                                511,354             511,354
------------------------------------------------------------------------------------------------------------
 Hollywood Entertainment Corp., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 4.60%, 1/20/08 1,2                                                 800,000             804,000
 Tranche B, 4.60%, 1/20/08 1                                                 2,500,000           2,512,500
                                                                                              ------------
                                                                                                 5,873,683

------------------------------------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--1.4%
 Joan Fabrics Corp., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 5.031%, 8/28/05 1,2                                                962,422             933,550
 Tranche C, 5.281%, 8/28/06 1,2                                                496,307             481,418


9  |  OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Continued

                                                                             Principal        Market Value
                                                                                Amount          See Note 1
------------------------------------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods Continued
 Willian Carter Co. (The), Sr. Sec. Credit Facilities Term Loan,
 Tranche C, 3.60%, 9/30/08 1,2                                             $ 4,304,139        $  4,304,139
                                                                                              ------------
                                                                                                 5,719,107

------------------------------------------------------------------------------------------------------------
 Consumer Staples--10.9%
------------------------------------------------------------------------------------------------------------
 Beverages--0.1%
 Cott Corp., Sr. Sec. Credit Facilities Term Loan,
 4.07%-4.10%, 12/31/06 1,2                                                     367,500             368,878
------------------------------------------------------------------------------------------------------------
 Food & Staples Retailing--1.1%
 Pantry, Inc. (The), Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 6%, 4/14/07 1                                                    2,970,356           3,014,911
------------------------------------------------------------------------------------------------------------
 Pathmark Stores, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.625%, 7/15/07 1,2                                              1,372,161           1,371,303
                                                                                              ------------
                                                                                                 4,386,214

------------------------------------------------------------------------------------------------------------
 Food Products--7.2%
 American Seafoods Group LLC, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.35%, 3/31/09 1                                                 3,204,468           3,210,476
------------------------------------------------------------------------------------------------------------
 Birds Eye Foods, Inc., Sr, Sec. Credit Facilities Term Loan,
 Tranche B, 3.85%, 6/30/08 1                                                 2,977,500           2,987,424
------------------------------------------------------------------------------------------------------------
 Buffets, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.60%, 6/28/09 1                                                 2,225,991           2,219,870
------------------------------------------------------------------------------------------------------------
 Del Monte Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.85%-4.86%, 12/20/10 1                                          2,779,274           2,802,898
------------------------------------------------------------------------------------------------------------
 Dole Food Co., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.938%-6.164%, 9/28/08 1,2                                       1,278,261           1,290,244
------------------------------------------------------------------------------------------------------------
 International Multifoods Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.07%-5.918%, 2/28/08 1,2                                        2,112,329           2,124,047
------------------------------------------------------------------------------------------------------------
 Land O'Lakes, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.67%, 10/11/08 1,2                                              1,600,279           1,570,274
------------------------------------------------------------------------------------------------------------
 Merisant Co., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.86%, 12/17/09 1,2                                              3,000,000           3,022,500
------------------------------------------------------------------------------------------------------------
 Michael Foods, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.10%-5.918%, 4/10/08 1,2                                        1,009,239           1,015,231
------------------------------------------------------------------------------------------------------------
 NBTY, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.60%, 7/24/09 1,2                                               2,000,000           2,022,500
------------------------------------------------------------------------------------------------------------
 Nellson Nutraceutical, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.11%, 10/4/09 1,2                                               3,000,000           3,026,250
------------------------------------------------------------------------------------------------------------
 Pinnacle Foods, Inc., Sr. Sec. Credit Facilities
 Term Loan, 4.13%, 6/20/08 1,2                                               2,763,158           2,766,612
------------------------------------------------------------------------------------------------------------
 Reddy Ice, Inc., Sr. Sec. Credit Facilities Term Loan,
 4.11%, 7/8/09 1,2                                                           1,500,000           1,517,812
                                                                                              ------------
                                                                                                29,576,138

------------------------------------------------------------------------------------------------------------
 Household Products--1.5%
 Playpower, Inc., Sr. Sec. Credit Facilities Term Loan, 5.53%, 2/1/10 1,2    1,950,000           1,947,563
------------------------------------------------------------------------------------------------------------
 Playtex Products, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche C, 4.09%-4.88%, 5/31/09 1,2                                         3,000,000           3,002,187
------------------------------------------------------------------------------------------------------------
 SC Johnson Commercial Markets, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.80%, 11/3/09 1,2                                               1,327,716           1,334,117
                                                                                              ------------
                                                                                                 6,283,867

10  |  OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                             Principal        Market Value
                                                                                Amount          See Note 1
------------------------------------------------------------------------------------------------------------
 Personal Products--1.0%
 Jostens, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.60%, 7/8/10 1,2                                              $ 2,000,000        $  2,018,750
------------------------------------------------------------------------------------------------------------
 Norwood Promotional Products, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 6.50%, 2/28/05 1,2                                                 859,715             778,042
 Tranche B, 2.665%, 2/28/05 1,2                                              3,939,041           1,043,846
 Tranche C, 2/28/05 1,2,5                                                      182,832              13,712
                                                                                              ------------
                                                                                                 3,854,350

------------------------------------------------------------------------------------------------------------
 Energy--5.1%
------------------------------------------------------------------------------------------------------------
 Energy Equipment & Services--0.8%
 Southern California Edison, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.375%, 3/1/05 1                                                 3,000,000           3,012,189
------------------------------------------------------------------------------------------------------------
 Oil & Gas--4.3%
 Aquila Networks Canada Corp., Sr. Sec. Credit Facilities Term Loan,
 7.151%, 7/20/04 1,2                                                         5,000,000           5,037,500
------------------------------------------------------------------------------------------------------------
 Aquila, Inc., Sr. Sec. Credit Facilities Term Loan,
 8.75%, 5/15/06 1,2                                                          2,047,619           2,062,976
------------------------------------------------------------------------------------------------------------
 Citgo Petroleum Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 8.25%, 2/27/06 1,2                                               2,000,000           2,065,000
------------------------------------------------------------------------------------------------------------
 Ferrell Cos., Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.179%, 6/17/06 1,2                                              3,505,451           3,487,924
------------------------------------------------------------------------------------------------------------
 Tesoro Pertoleum Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 6.53%-6.606%, 4/15/08 1,2                                        1,995,000           2,009,250
------------------------------------------------------------------------------------------------------------
 Veritas DGC, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 7%, 2/14/07 1,2                                                  2,980,000           2,960,445
                                                                                              ------------
                                                                                                17,623,095

------------------------------------------------------------------------------------------------------------
 Financials--1.5%
------------------------------------------------------------------------------------------------------------
 Insurance--1.0%
 Conseco, Inc., Sr. Sec. Credit Facilities Term Loan, 8%,
 12/31/03 2,3,4                                                              3,000,000           3,030,000
------------------------------------------------------------------------------------------------------------
 Infinity Property & Casualty Corp., Sr. Sec. Credit Facilities Term Loan,
 3.60%, 7/17/10 1,2                                                          1,000,000           1,008,125
                                                                                              ------------
                                                                                                 4,038,125

------------------------------------------------------------------------------------------------------------
 Real Estate--0.5%
 CB Richard Ellis Services, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.35%-5.36%, 5/1/08 1,2                                          2,000,000           2,015,000
------------------------------------------------------------------------------------------------------------
 Health Care--6.8%
------------------------------------------------------------------------------------------------------------
 Health Care Equipment & Supplies--1.5%
 Dade Behring Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
 5.375%, 9/30/08 1,2                                                         2,388,184           2,421,021
------------------------------------------------------------------------------------------------------------
 Medex, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.85%, 5/21/09 1,2                                               1,000,000           1,006,667
------------------------------------------------------------------------------------------------------------
 Perkinelmer, Inc., Sr. Sec. Credit Facilities Term Loan,
 5.10%, 12/28/08 1,2                                                         2,707,500           2,738,807
                                                                                              ------------
                                                                                                 6,166,495

------------------------------------------------------------------------------------------------------------
 Health Care Providers & Services--4.9%
 Accredo Health, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.85%, 3/31/09 1,2                                               1,476,288           1,481,824


11  |  OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Continued

                                                                             Principal        Market Value
                                                                                Amount          See Note 1
------------------------------------------------------------------------------------------------------------
 Health Care Providers & Services Continued
 Davita, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche C, 3.603%-3.66%, 6/23/09 1,2                                      $ 2,000,000        $  2,010,624
------------------------------------------------------------------------------------------------------------
 Genesis Health Ventures, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.60%, 3/30/07 1,2                                                 732,741             732,970
------------------------------------------------------------------------------------------------------------
 Genesis Health Ventures, Inc., Sr. Sec. Credit Facilities Term Loan,
 Delayed Draw, Tranche B, 4.60%, 3/30/07 1,2                                 1,718,285           1,713,990
------------------------------------------------------------------------------------------------------------
 Iasis Healthcare Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.36%-5.364%, 2/7/09 1,2                                         1,850,000           1,863,875
------------------------------------------------------------------------------------------------------------
 Insight Health Services Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.60%-4.731%, 9/19/08 1,2                                        1,662,434           1,669,706
------------------------------------------------------------------------------------------------------------
 Insight Health Services Corp., Sr. Sec. Credit Facilities Term Loan,
 Delayed Draw, Tranche B, 2%-6.411%, 9/19/08 1,2                               833,333             836,979
------------------------------------------------------------------------------------------------------------
 Magellan Health Services, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 7.151%, 2/12/05 1,2                                                500,000             491,667
 Tranche C, 7.397%, 2/12/06 1,2                                                500,000             491,667
------------------------------------------------------------------------------------------------------------
 Oxford Health Plans, Inc., Sr. Sec. Credit Facilities Term Loan,
 4.06%-4.07%, 4/1/09 1,2                                                     2,992,500           3,018,685
------------------------------------------------------------------------------------------------------------
 PacifiCare Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.61%, 6/3/08 1                                                  3,500,000           3,524,063
------------------------------------------------------------------------------------------------------------
 Team Health, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.531%, 9/27/08 1,2                                              2,284,556           2,259,569
                                                                                              ------------
                                                                                                20,095,619

------------------------------------------------------------------------------------------------------------
 Pharmaceuticals--0.4%
 Alpharma, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.35%-4.60%, 10/5/08 1,2                                         1,689,551           1,694,479
------------------------------------------------------------------------------------------------------------
 Industrials--16.3%
------------------------------------------------------------------------------------------------------------
 Aerospace & Defense--3.8%
 DRS Technologies, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.10%-4.34%, 9/30/08 1,2                                         2,210,684           2,230,029
------------------------------------------------------------------------------------------------------------
 Gencorp, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.938%, 3/28/07 1,2                                              1,989,975           1,987,487
------------------------------------------------------------------------------------------------------------
 Titan Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.38%-5.918%, 6/30/09 1                                          2,965,025           2,973,054
------------------------------------------------------------------------------------------------------------
 TransDigm, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.10%, 7/1/10 1,2                                                1,000,000           1,010,938
------------------------------------------------------------------------------------------------------------
 United Defense Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B Add-On, 3.10%, 7/1/09 1                                           2,266,014           2,274,106
------------------------------------------------------------------------------------------------------------
 Veridian Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.35%, 6/30/08 1                                                 2,923,254           2,942,913
------------------------------------------------------------------------------------------------------------
 Worldspan LP, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.875%, 6/30/07 1,2                                              2,000,000           2,013,750
                                                                                              ------------
                                                                                                15,432,277





12  |  OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                             Principal        Market Value
                                                                                Amount          See Note 1
------------------------------------------------------------------------------------------------------------
 Building Products--1.6%
 Formica Corp., Sr. Sec. Credit Facilities Revolving Credit Loan,
 Tranche A, 5/1/04 1,2,5                                                   $ 3,760,000        $  3,647,200
------------------------------------------------------------------------------------------------------------
 Formica Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche A1, 4/30/06 1,2,5                                                     590,000             572,300
------------------------------------------------------------------------------------------------------------
 Masonite International Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche C, 3.75%-4.063%, 8/31/08 1,2                                        2,402,820           2,408,327
                                                                                              ------------
                                                                                                 6,627,827

------------------------------------------------------------------------------------------------------------
 Commercial Services & Supplies--5.1%
 Allied Waste Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.37%-4.54%, 4/29/10 1                                           2,859,999           2,887,776
------------------------------------------------------------------------------------------------------------
 Corrections Corp. of America, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.60%-4.78%, 3/31/08 1,2                                         2,169,156           2,182,376
------------------------------------------------------------------------------------------------------------
 Global Imaging Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.03%-4.10%, 6/18/09 1,2                                         1,000,000           1,012,500
------------------------------------------------------------------------------------------------------------
 Moore Wallace, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.25%-4.313%, 3/15/10 1,2                                        2,000,000           2,006,561
------------------------------------------------------------------------------------------------------------
 Safelite Glass Corp., Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 4.60%, 12/17/07 1,2                                                740,382             729,276
 Tranche B, 5.10%, 12/17/07 1,2                                              1,190,868           1,173,005
------------------------------------------------------------------------------------------------------------
 Transaction Network Services, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 4.938%-6.658%, 3/30/05 1,2                                       1,387,114           1,381,045
 Tranche B, 5.438%-7.151%, 3/30/07 1,2                                       1,843,750           1,835,683
------------------------------------------------------------------------------------------------------------
 U.S. Investigations Services, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.07%-5.26%, 1/10/09 1,2                                         2,706,475           2,715,780
------------------------------------------------------------------------------------------------------------
 Wackenhut Corrections Corp. Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.10%-4.12%, 7/9/09 1,2                                          1,000,000           1,005,000
------------------------------------------------------------------------------------------------------------
 Washington Group International, Inc., Sr. Sec. Credit Linked CD,
 6.881%, 12/1/04 1,2                                                         4,000,000           3,990,000
                                                                                              ------------
                                                                                                20,919,002

------------------------------------------------------------------------------------------------------------
 Construction & Engineering--0.7%
 Walter Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.35%-5.518%, 4/15/10 1                                          2,925,000           2,925,000
------------------------------------------------------------------------------------------------------------
 Electrical Equipment--0.7%
 General Cable Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 6.10%-6.875%, 5/27/07 1,2                                        3,111,498           2,847,020
------------------------------------------------------------------------------------------------------------
 Industrial Conglomerates--0.7%
 Thermadyne Holdings Corp., Sr. Sec. Credit Facilities Term Loan,
 7.397%, 3/31/08 1,2                                                         3,000,000           2,985,000
------------------------------------------------------------------------------------------------------------
 Machinery--1.2%
 Trinity Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.375%-4.563%, 6/4/07 1                                          4,950,000           4,968,563


13  |  OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Continued

                                                                             Principal        Market Value
                                                                                Amount          See Note 1
------------------------------------------------------------------------------------------------------------
 Road & Rail--2.5%
 Dakota, Minnesota & Eastern Railroad Corp., Sr. Sec. Credit
 Facilities Term Loan, 8%, 12/31/07 1,2                                    $ 3,450,000        $  3,484,500
------------------------------------------------------------------------------------------------------------
 Helm Holding Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.86%-5.03%, 10/20/06 1,2                                        2,288,846           2,134,349
------------------------------------------------------------------------------------------------------------
 Pacer International, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.375%-6.164%, 6/10/10 1,2                                       1,898,039           1,914,647
------------------------------------------------------------------------------------------------------------
 RailAmerica, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.813%, 12/31/06 1                                               2,475,000           2,482,735
                                                                                              ------------
                                                                                                10,016,231

------------------------------------------------------------------------------------------------------------
 Information Technology--1.6%
------------------------------------------------------------------------------------------------------------
 Computers & Peripherals--0.8%
 Sanmina-SCI Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.30%, 12/23/07 1,2                                              2,961,310           2,994,008
------------------------------------------------------------------------------------------------------------
 Electronic Equipment & Instruments--0.8%
 Amkor Technology, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.10%, 1/31/06 1,2                                                 997,500           1,011,528
------------------------------------------------------------------------------------------------------------
 Transcore, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.85%-6.25%, 10/10/06 1,2                                        2,381,210           2,390,140
                                                                                              ------------
                                                                                                 3,401,668

------------------------------------------------------------------------------------------------------------
 Materials--12.2%
------------------------------------------------------------------------------------------------------------
 Chemicals--5.1%
 Equistar Chemicals LP, Sr. Sec. Credit Facilities Term Loan,
 4.60%, 8/24/07 1                                                            2,456,509           2,470,187
------------------------------------------------------------------------------------------------------------
 FMC Corp., Sr. Sec. Credit Facilities Term Loan,
 5.85%, 10/21/07 1,2                                                         1,990,000           2,016,865
------------------------------------------------------------------------------------------------------------
 Hercules, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.35%-4.49%, 5/15/07 1                                           2,985,000           3,001,170
------------------------------------------------------------------------------------------------------------
 Huntsman Co. LLC, Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 5.938%-6.188%, 3/31/07 1,2                                       3,891,146           3,595,143
 Tranche B, 8.438%, 3/31/07 1,2                                              1,903,953           1,759,797
------------------------------------------------------------------------------------------------------------
 Huntsman ICI Chemicals LLC, Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 5.188%-5.313%, 6/30/07 1                                         2,101,050           2,112,738
 Tranche C, 5.375%-5.50%, 6/30/08 1                                          2,101,050           2,113,305
------------------------------------------------------------------------------------------------------------
 Messer Griesheim Holding AG, Sr. Sec. Credit Facilities Term Loan:
 Tranche B2, 4.10%, 4/28/09 1,2                                                360,713             363,794
 Tranche C, 4.60%, 4/28/10 1,2                                                 883,698             891,246
------------------------------------------------------------------------------------------------------------
 Rockwood Specialties, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.61%, 7/23/10 1,2                                               1,500,000           1,518,750
------------------------------------------------------------------------------------------------------------
 Westlake Chemical Corp., Sr. Sec. Credit Facilities
 Term Loan, 7/25/10 1,2,5                                                    1,000,000           1,011,250
                                                                                              ------------
                                                                                                20,854,245

------------------------------------------------------------------------------------------------------------
 Containers & Packaging--3.2%
 Consolidated Container Co., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.625%, 6/30/07 1,2                                              1,862,033           1,716,175
------------------------------------------------------------------------------------------------------------
 Crown Cork & Seal Americas, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.10%, 8/26/08 1,2                                               3,500,000           3,516,408
------------------------------------------------------------------------------------------------------------
 Owens-Illinois, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.36%, 5/21/08 1,2                                               4,000,000           4,015,000


14  |  OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                             Principal        Market Value
                                                                                Amount          See Note 1
------------------------------------------------------------------------------------------------------------
 Containers & Packaging Continued
 Riverwood International Corp., Sr. Sec. Credit Facilities Revolving
 Credit Loan, 0.05%-6.658%, 12/31/06 1,2                                   $ 3,000,000        $  2,990,624
------------------------------------------------------------------------------------------------------------
 Tekni-Plex, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.625%, 6/21/08 1,2                                                           997,430             983,404
                                                                                              ------------
                                                                                                13,221,611

------------------------------------------------------------------------------------------------------------
 Metals & Mining--1.8%
 Citation Corp., Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 5.313%, 9/30/05 1,2                                                754,008             614,516
 Tranche B, 6.063%, 9/30/07 1,2                                              3,298,767           2,680,248
------------------------------------------------------------------------------------------------------------
 International Steel Group, Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 4.37%, 5/7/05 1,2                                                  750,000             750,000
 Tranche B, 4.62%, 5/7/07 1,2                                                  750,000             750,469
------------------------------------------------------------------------------------------------------------
 Ispat Inland LP, Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 4.85%, 7/16/05 1,2                                               1,987,294           1,376,201
 Tranche C, 4.85%, 7/16/06 1,2                                               1,987,294           1,376,201
                                                                                              ------------
                                                                                                 7,547,635

------------------------------------------------------------------------------------------------------------
 Paper & Forest Products--2.1%
 Berry Plastics Corp., Sr. Sec. Credit Facilities Term Loan,
 4.29%, 6/30/10 1                                                            3,465,000           3,489,255
-------------------------------------------------------------------------------------------------------------
 Berry Plastics Corp., Sr. Sec. Credit Facilities Term Loan,
 6.658%, 6/30/10 1,2                                                         1,000,000           1,007,000
------------------------------------------------------------------------------------------------------------
 Grant Forest Products Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.10%-4.34%, 10/12/08 1,2                                        1,931,688           1,938,932
------------------------------------------------------------------------------------------------------------
 Printpack Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.875%, 3/31/09 1,2                                              1,971,288           1,978,680
                                                                                              ------------
                                                                                                 8,413,867

------------------------------------------------------------------------------------------------------------
 Telecommunication Services--13.6%
------------------------------------------------------------------------------------------------------------
 Diversified Telecommunication Services--6.6%
 360 Americas, Inc., Sr. Sec. Credit Facilities
 Term Loan, Tranche D, 9/30/05 2,3,4                                         5,000,000             375,000
------------------------------------------------------------------------------------------------------------
 Broadwing, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 4.85%-5.04%, 11/9/04 1                                           1,062,734           1,073,361
 Tranche B, 12/30/06 1,2,5                                                   1,945,669           1,963,909
 Tranche C, 4.75%, 6/28/07 1,2                                                  11,513              11,609
 Tranche C, 4.77%-4.85%, 6/28/07 1                                             781,673             788,220
------------------------------------------------------------------------------------------------------------
 IPC Information System, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 7.50%, 12/31/06 1,2                                              1,235,906           1,223,547
------------------------------------------------------------------------------------------------------------
 Level 3 Communications, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 5.37%, 1/15/08 1                                                 1,500,000           1,404,375
 Tranche C, 5.60%, 1/30/08 1                                                 5,000,000           4,725,000
------------------------------------------------------------------------------------------------------------
 NTELOS, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.12%, 7/25/08 1,2                                                          1,928,333           1,653,545
------------------------------------------------------------------------------------------------------------
 Qwest Corp., Sr. Sec. Credit Facilities Term Loan, Tranche A,
  6.50%, 6/30/07 1,2                                                         3,500,000           3,528,875
------------------------------------------------------------------------------------------------------------
 Qwest Dex, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche A,
 12.575%, 8/30/04 1,2                                                        2,000,000           2,025,000
------------------------------------------------------------------------------------------------------------
 Valor Communications LLC, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.85%-5.04%, 6/26/07 1,2                                         2,343,079           2,324,042


15  |  OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Continued

                                                                             Principal        Market Value
                                                                                Amount          See Note 1
------------------------------------------------------------------------------------------------------------
 Diversified Telecommunication Services Continued
 Worldcom, Inc., Sr. Sec. Credit Facilities Revolving
 Credit Loan, 6/7/04 2,3                                                   $15,000,000        $  4,481,250
------------------------------------------------------------------------------------------------------------
 XO Communications, Inc., Sr. Sec. Credit Facilities
 Term Loan, 7/15/09 1,2,5                                                    1,504,562           1,504,562
                                                                                              ------------
                                                                                                27,082,295

------------------------------------------------------------------------------------------------------------
 Wireless Telecommunication Services--7.0%
 Alamosa Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche A, 5.125%-5.375%, 2/14/08 1                                         3,568,098           3,350,442
------------------------------------------------------------------------------------------------------------
 American Tower Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.60%-4.61%, 12/31/07 1                                          2,124,656           2,143,368
------------------------------------------------------------------------------------------------------------
 Centennial Cellular Operating Co., Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 3.35%-3.54%, 11/30/06 1,2                                        1,218,618           1,180,755
 Tranche B, 4.53%-4.60%, 5/31/07 1,2                                           739,438             718,872
 Tranche C, 4.76%-4.84%, 11/30/07 1,2                                          614,533             597,441
------------------------------------------------------------------------------------------------------------
 Crown Castle International Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.85%, 3/15/08 1                                                 2,992,500           3,000,517
------------------------------------------------------------------------------------------------------------
 Dobson Operating Co. LLC, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.02%, 12/31/07 1,2                                              2,190,878           2,164,314
------------------------------------------------------------------------------------------------------------
 Dobson Sygnet Operating Co., Sr. Sec. Credit Facilities Term Loan,
 Tranche C, 5.01%, 12/23/07 1,2                                              4,674,513           4,557,650
------------------------------------------------------------------------------------------------------------
 Nextel Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche D, 4.313%, 3/31/09 1                                                5,472,500           5,455,924
------------------------------------------------------------------------------------------------------------
 SpectraSite Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.27%-5.33%, 12/31/07 1,2                                        2,341,450           2,365,351
------------------------------------------------------------------------------------------------------------
 TSI Telecommunication Services, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.60%-5.84%, 12/31/06 1,2                                        2,858,257           2,861,830
                                                                                              ------------
                                                                                                28,396,464

------------------------------------------------------------------------------------------------------------
 Utilities--8.4%
------------------------------------------------------------------------------------------------------------
 Electric Utilities--6.6%
 AES Corp., Sr. Sec. Credit Facilities Term Loan, 5.13%,
 4/30/08 1,2                                                                 4,000,000           3,979,168
------------------------------------------------------------------------------------------------------------
 Allegheny Energy Supply Co. LLC, Sr. Sec. Credit Facilities Term Loan,
 Tranche 2, 1%-8%, 6/25/05 1,2                                               2,859,909           2,861,339
------------------------------------------------------------------------------------------------------------
 Calpine Corp., Sr. Sec. Credit Facilities 2nd Lien
 Term Loan, 6.86%, 7/15/07 1,2                                               3,500,000           3,288,751
------------------------------------------------------------------------------------------------------------
 Calpine Corp., Sr. Sec. Credit Facilities Revolving
 Credit Loan, 11/16/04 1,2,5                                                 2,000,000           1,827,500
------------------------------------------------------------------------------------------------------------
 Centerpoint Energy, Inc., Sr. Sec. Credit Facilities Term Loan,
 5.516%-5.734%, 6/30/05 1,2                                                  1,000,000             998,125
------------------------------------------------------------------------------------------------------------
 Consumers Energy Co., Sr. Sec. Credit Facilities
 Term Loan, 5.839%, 9/25/04 1,2                                                333,333             335,625
------------------------------------------------------------------------------------------------------------
 Mirant Americas Generation, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 10/20/04 1,2,5                                                   1,666,667           1,316,667
 Tranche C, 10/20/04 1,2,5                                                     333,333             263,333
------------------------------------------------------------------------------------------------------------
 Reliant Resources, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche A, 5.27%, 3/15/07 1,2                                               5,000,000           4,656,250
------------------------------------------------------------------------------------------------------------
 Tucson Electric Power Co., Sr. Sec. Credit Facilities Term Loan
 (Letter of Credit), Tranche B, 6.60%, 11/14/06 1,2                          2,000,000           2,017,500
------------------------------------------------------------------------------------------------------------
 United American Energy, Inc., Sr. Sec. Credit Facilities Term Loan,
 4.28%, 4/30/05 1                                                            2,480,000           2,442,800


16  |  OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                             Principal        Market Value
                                                                                Amount          See Note 1
------------------------------------------------------------------------------------------------------------
 Electric Utilities Continued
 Williams Production RMT Co., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.90%, 5/30/07 1,2                                             $ 3,000,000        $  3,022,500
                                                                                              ------------
                                                                                                27,009,558

------------------------------------------------------------------------------------------------------------
 Gas Utilities--1.1%
 Dynegy Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche A, 5.87%, 2/15/05 1,2                                               2,307,692           2,281,731
------------------------------------------------------------------------------------------------------------
 El Paso Energy Partners LP, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.75%, 9/30/09 1,2                                               1,968,750           1,968,750
                                                                                              ------------
                                                                                                 4,250,481

------------------------------------------------------------------------------------------------------------
 Multi-Utilities & Unregulated Power--0.7%
 Massey Energy Co., Sr. Sec. Credit Facilities Term Loan,
 6.411%, 6/30/08 1,2,5                                                       3,000,000           2,998,125
                                                                                              ------------
 Total Corporate Loans (Cost $441,479,127)                                                     441,408,018

------------------------------------------------------------------------------------------------------------
 Corporate Bonds and Notes--0.2%
 Tenet Healthcare Corp., 5% Sr. Nts., 7/1/07 (Cost $935,000)                 1,000,000             930,000

------------------------------------------------------------------------------------------------------------
 Repurchase Agreements--7.3%
 Repurchase agreement with DB Alex Brown LLC, 1.04%, dated
 7/31/03, to be repurchased at $29,929,865 on 8/1/03,
 collateralized by U.S. Treasury Bonds, 9.125%, 5/15/18,
 with a value of $30,746,450  (Cost $29,929,000)                            29,929,000          29,929,000

------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $472,343,127)                                 115.6%        472,267,018
------------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                                           (15.6)        (63,749,420)
                                                                           ---------------------------------
 Net Assets                                                                      100.0%       $408,517,598
                                                                           =================================




Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.
2. Identifies issues considered to be illiquid. See Note 5 of Notes to Financial Statements.
3. Issuer is in default. See Note 1 of Notes to Financial Statements.
4. Non-income producing security.
5. This Senior Loan will settle after August 31, 2003, at which time the interest rate will be determined.

See accompanying Notes to Financial Statements.

17  |  OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2003


--------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $472,343,127)--see
 accompanying statement                                           $472,267,018
--------------------------------------------------------------------------------
 Cash                                                                1,128,362
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                   13,949,896
 Interest and principal paydowns                                     1,711,880
 Other                                                                   2,577
                                                                  --------------
 Total assets                                                      489,059,733

--------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased                                              66,902,553
 Shares of beneficial interest redeemed                             13,079,005
 Shareholder reports                                                   124,762
 Distribution and service plan fees                                     86,332
 Dividends                                                              41,876
 Transfer and shareholder servicing agent fees                          37,407
 Other                                                                 270,200
                                                                  --------------
 Total liabilities                                                  80,542,135

--------------------------------------------------------------------------------
 Net Assets                                                       $408,517,598
                                                                  ==============

--------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                       $     44,178
--------------------------------------------------------------------------------
 Additional paid-in capital                                        459,237,810
--------------------------------------------------------------------------------
 Overdistributed net investment income                                 (41,873)
--------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions          (50,646,408)
--------------------------------------------------------------------------------
 Net unrealized depreciation on investments                            (76,109)
--------------------------------------------------------------------------------
 Net Assets                                                       $408,517,598
                                                                  ==============





18  |  OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share
 (based on net assets of $44,027,914 and 4,764,820
 shares of beneficial interest outstanding)                              $9.24
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales charge)
 and offering price per share (based on net
 assets of $157,057,088 and 16,989,938 shares
 of beneficial interest outstanding)                                     $9.24
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales charge)
 and offering price per share (based on net
 assets of $207,432,596 and 22,423,648 shares
 of beneficial interest outstanding)                                     $9.25



 See accompanying Notes to Financial Statements.

19  |  OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2003


--------------------------------------------------------------------------------
 Investment Income

 Interest                                                         $ 30,463,585

--------------------------------------------------------------------------------
 Expenses

 Management fees                                                     3,005,772
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                87,094
 Class B                                                             1,224,902
 Class C                                                             1,583,434
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                26,758
 Class B                                                               195,272
 Class C                                                               210,278
--------------------------------------------------------------------------------
 Legal, auditing and other professional fees                           592,458
--------------------------------------------------------------------------------
 Interest expense                                                      293,541
--------------------------------------------------------------------------------
 Shareholder reports                                                   227,019
--------------------------------------------------------------------------------
 Custodian fees and expenses                                           140,000
--------------------------------------------------------------------------------
 Trustees' compensation                                                 13,202
--------------------------------------------------------------------------------
 Other                                                                  89,039
                                                                  --------------
 Total expenses                                                      7,688,769
 Less voluntary waiver of management fees                             (819,450)
                                                                  --------------
 Net expenses                                                        6,869,319

--------------------------------------------------------------------------------
 Net Investment Income                                              23,594,266

--------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized loss on investments                                  (16,344,678)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments               20,205,808

--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations             $ 27,455,396
                                                                  ==============




 See accompanying Notes to Financial Statements.

20  |  OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended July 31,                                               2003                  2002
-----------------------------------------------------------------------------------------------
 Operations

 Net investment income                                     $ 23,594,266          $ 29,691,010
-----------------------------------------------------------------------------------------------
 Net realized loss                                          (16,344,678)          (30,550,004)
-----------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
 (depreciation)                                              20,205,808              (350,259)
                                                           ------------------------------------
 Net increase (decrease) in net assets
 resulting from operations                                   27,455,396            (1,209,253)

-----------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                     (1,876,986)           (2,328,510)
 Class B                                                     (7,813,161)          (10,630,739)
 Class C                                                    (10,146,654)          (15,688,803)

-----------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting
 from beneficial interest transactions:
 Class A                                                      9,320,515            (8,831,399)
 Class B                                                    (22,819,466)          (32,640,692)
 Class C                                                    (32,377,906)          (97,334,747)

-----------------------------------------------------------------------------------------------
 Net Assets

 Total decrease                                             (38,258,262)         (168,664,143)
-----------------------------------------------------------------------------------------------
 Beginning of period                                        446,775,860           615,440,003
                                                           ------------------------------------
 End of period [including overdistributed
 net investment income of $41,873 and
 $63,456, respectively]                                    $408,517,598          $446,775,860
                                                           ====================================



 See accompanying Notes to Financial Statements.

21  |  OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS

 Class A            Year Ended July 31                         2003          2002        2001       2000 1
---------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                         $9.03         $9.51       $9.96       $10.00
---------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:

 Net investment income                                          .55           .54         .80          .71
 Net realized and unrealized gain (loss)                        .14          (.50)       (.46)        (.04)
                                                            ---------------------------------------------------
 Total from investment operations                               .69           .04         .34          .67
---------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:

 Dividends from net investment income                          (.48)         (.52)       (.79)        (.71)
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $9.24         $9.03       $9.51        $9.96
                                                            ===================================================

---------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                            7.91%         0.44%       3.52%        6.94%

---------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                   $44,028       $33,905     $44,985      $22,421
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $35,298       $41,195     $41,457      $ 6,600
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                         6.23%         5.84%       8.11%        8.30%
 Expenses, gross                                               1.39%         1.42%       1.20%        1.26%
 Expenses, net                                                 1.19% 5       1.22% 4,5   1.00% 4,5    0.87% 5,6
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                          9%          92%          47%          62%



1. For the period from September 8, 1999 (commencement of operations) to July 31, 2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of management fees.
6. Net of reduction to custodian expenses.

See accompanying Notes to Financial Statements.

22  |  OPPENHEIMER SENIOR FLOATING RATE FUND

 Class B            Year Ended July 31                         2003          2002        2001       2000 1
---------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                         $9.04        $ 9.51      $ 9.97       $10.00
---------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:

 Net investment income                                          .52           .49         .76          .67
 Net realized and unrealized gain (loss)                        .11          (.49)       (.47)        (.03)
                                                            ---------------------------------------------------
 Total from investment operations                               .63            --         .29          .64
---------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:

 Dividends from net investment income                          (.43)         (.47)       (.75)        (.67)
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $9.24         $9.04       $9.51        $9.97
                                                            ===================================================

---------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                            7.21%         0.05%       2.96%        6.56%

---------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                  $157,057     $176,760     $220,328      $98,343
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $163,238     $206,869     $177,025      $49,122
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                         5.70%        5.33%        7.56%        7.80%
 Expenses, gross                                               1.93%        1.92%        1.64%        1.76%
 Expenses, net                                                 1.73% 5      1.72% 4,5    1.44% 4,5    1.37% 5,6
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                          9%          92%          47%          62%

1. For the period from September 8, 1999 (commencement of operations) to July 31, 2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of management fees.
6. Net of reduction to custodian expenses.

See accompanying Notes to Financial Statements.

23  |  OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS  Continued

 Class C            Year Ended July 31                         2003          2002        2001         2000 1
---------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                        $ 9.04        $ 9.51      $ 9.97       $10.00
---------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:

 Net investment income                                          .52           .50         .76          .67
 Net realized and unrealized gain (loss)                        .12          (.50)       (.47)        (.04)
                                                            ---------------------------------------------------
 Total from investment operations                               .64            --         .29          .63
---------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:

 Dividends from net investment income                          (.43)         (.47)       (.75)        (.66)
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $9.25         $9.04       $9.51        $9.97
                                                            ===================================================

---------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                            7.35%         0.05%       2.96%        6.51%

---------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                  $207,433      $236,111    $350,126     $194,933
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $210,987      $303,123    $323,725     $ 82,761
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                         5.73%         5.37%       7.60%        7.79%
 Expenses, gross                                               1.91%         1.92%       1.65%        1.77%
 Expenses, net                                                 1.71% 5       1.72% 4,5   1.45% 4,5    1.38% 5,6
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                          9%           92%         47%          62%


1. For the period from September 8, 1999 (commencement of operations) to July 31, 2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of management fees.
6. Net of reduction to custodian expenses.

See accompanying Notes to Financial Statements.

24  |  OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. Significant Accounting Policies

 Oppenheimer Senior Floating Rate Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund seeks as high a level of current income and preservation of capital as is consistent with investing primarily in senior floating rate loans and other debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

    The Fund offers Class A, Class B and Class C shares. Class A shares are not available for direct purchase and are available only upon automatic conversion of Class B shares or exchange of shares of certain other Oppenheimer funds, and by purchase through "wrap" programs of financial advisors that have special agreements with the Distributor for that purpose. Class B and Class C shares are sold without an initial sales charge but may be subject to an Early Withdrawal Charge. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the end of the month in which you purchase them.

    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 When-Issued and Delayed Delivery Security Transactions. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on such interests or securities in connection with such purchase transactions prior to the date the Fund actually takes delivery of such interest or securities. These transactions are subject to market fluctuation; the value of the interests in Senior Loans and other portfolio debt securities at delivery may be more or less than their purchase prices, and yields generally available on such interests or securities when delivery occurs may be higher or lower than yields on the interest or securities obtained pursuant to such transactions. Because the Fund relies

25  |  OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued

 on the buyer or seller to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous.When the Fund is the buyer in such a transaction, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. To the extent the Fund engages in "when issued" and "delayed delivery" purchases, it will do so for the purpose of acquiring interest or securities for the Fund's portfolio consistent with the Fund's investment objective and policies and not for the purpose of investment leverage.

--------------------------------------------------------------------------------
 Senior Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans.

    Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Senior Loans. As a result, many Senior Loans are illiquid, meaning the Fund may not be able to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

    As of July 31, 2003, securities with an aggregate market value of $441,408,018, representing 108.1% of the Fund's net assets were comprised of Senior Loans, of which $340,545,227, representing 83.36% of net assets, were illiquid.

--------------------------------------------------------------------------------
 Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of July 31, 2003, securities with an aggregate market value of $12,821,250, representing 3.14% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
 Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

26  |  OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of investment for federal income tax purposes.

                                                                                    Net Unrealized
            Undistributed                                                       Depreciation Based
            Net                Undistributed               Accumulated       on Cost of Securities
            Investment             Long-Term                      Loss          for Federal Income
            Income                      Gain        Carryforward 1,2,3                Tax Purposes
--------------------------------------------------------------------------------------------------
            $--                          $--               $50,555,394                    $167,124

 1. As of July 31, 2003, the Fund had $40,899,356 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              ----------------------
                              2009       $     2,975
                              2010        14,893,083
                              2011        26,003,298
                                         -----------
                              Total      $40,899,356
                                         ===========

 2. During the fiscal years ended July 31, 2003 and July 31, 2002, the Fund did not utilize any capital loss carryforwards.

 3. As of July 31, 2003, the Fund had $9,656,038 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2012.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

        From                        To                                   Net
        Ordinary               Capital         Tax Return         Investment
        Loss                      Loss         of Capital               Loss
        --------------------------------------------------------------------
        $3,735,882          $3,746,161                 $--               $--


27  |  OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued

 The tax character of distributions paid during the years ended July 31, 2003 and July 31, 2002 was as follows:

                                             Year Ended            Year Ended
                                          July 31, 2003         July 31, 2002
            -----------------------------------------------------------------
            Distributions paid from:
            Ordinary income                 $19,836,801           $28,648,052

 The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of July 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                     Federal Tax Cost                            $472,434,141
                                                                 ============
                     Gross unrealized appreciation               $  6,649,508
                     Gross unrealized depreciation                 (6,816,632)
                                                                 ------------
                     Net unrealized depreciation                 $   (167,124)
                                                                 ============


--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

28  |  OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest

 The Fund has adopted the following fundamental policies concerning periodic repurchase offers:

 o The Fund will make periodic Repurchase Offers, pursuant to Rule 23c-3 under the Investment Company Act of 1940 (as that rule may be amended from time to time).

 o Repurchase offers shall be made at periodic intervals of three months between Repurchase Request Deadlines. The Deadlines will be at the time on a regular business day (normally the last regular business day) in the months of January, April, July and October to be determined by the Fund's Board of Trustees.

 o The Repurchase Pricing Date for a particular Repurchase Offer shall be not more than 14 days after the Repurchase Request Deadline for the Repurchase Offer. If that day is not a normal business day, then the Repurchase Pricing Date will be the following regular business day.

    Each quarter, the Fund's Board will determine the number of shares that the Fund will offer to repurchase in a particular Repurchase Offer. The Repurchase Offer Amount will be at least 5% but not more than 25% of the total number of shares of all classes of the Fund (in the aggregate) outstanding on the Repurchase Request Deadline. If shareholders tender more than the Repurchase Offer Amount for a particular Repurchase Offer, the Fund may repurchase up to an additional 2% of the shares outstanding on the Repurchase Request Deadline.

 For the year ended July 31, 2003, the Fund extended four Repurchase Offers:

                                       Percentage of
                                  Outstanding Shares      Amount of Shares             Number of
           Repurchase               the Fund Offered      the Fund Offered       Shares Tendered
           Request Deadline            to Repurchase         to Repurchase         (all classes)
           -------------------------------------------------------------------------------------
           October 31, 2002                       20%           10,117,625             5,497,855
           January 31, 2003                       20             8,583,932             3,330,141
           April 30, 2003                         20             8,341,273             2,637,363
           July 31, 2003                          20             8,835,681             1,790,056

 The Fund is authorized to issue an unlimited number of shares of each class and at the date of this report has registered 105 million shares, par value $0.001 each. Class A shares are not available for direct purchase except by exchange of shares of certain other Oppenheimer funds, by purchase through "wrap" programs of financial advisors that have special agreements with the Distributor for that purpose, or by automatic conversion of

29  |  OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Continued


--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest Continued

 Class B shares. The Fund sells Class B and Class C shares continuously at the respective offering price for each class of shares. Transactions in shares of beneficial interest were as follows:

                                           Year Ended July 31, 2003           Year Ended July 31, 2002
                                           Shares            Amount           Shares              Amount
----------------------------------------------------------------------------------------------------------
 Class A
 Converted and exchanges                2,133,732      $ 19,355,973          831,509        $   7,861,328
 Dividends and/or
 distributions reinvested                 134,239         1,208,043          161,641            1,493,016
 Repurchased                           (1,255,972)      (11,243,501)      (1,970,989)         (18,185,743)
                                       --------------------------------------------------------------------
 Net increase (decrease)                1,011,999      $  9,320,515         (977,839)       $  (8,831,399)
                                       ====================================================================

-----------------------------------------------------------------------------------------------------------
 Class B
 Sold                                   2,286,292      $ 20,672,656        2,121,683        $  20,100,762
 Dividends and/or
 distributions reinvested                 531,738         4,784,062          673,955            6,228,099
 Repurchased                           (5,385,598)      (48,276,184)      (6,404,715)         (58,969,553)
                                       --------------------------------------------------------------------
 Net decrease                          (2,567,568)     $(22,819,466)      (3,609,077)       $ (32,640,692)
                                       ====================================================================

-----------------------------------------------------------------------------------------------------------
 Class C
 Sold                                   4,345,531      $ 39,484,371        4,144,208        $  39,161,436
 Dividends and/or
 distributions reinvested                 778,076         7,002,451        1,147,042           10,610,827
 Repurchased                           (8,805,619)      (78,864,728)     (15,983,278)        (147,107,010)
                                       --------------------------------------------------------------------
 Net decrease                          (3,682,012)     $(32,377,906)     (10,692,028)       $ (97,334,747)
                                       ====================================================================


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities

 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2003, were $1,659,438 and $29,280,196, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates

 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. The management fee is based upon a percentage of the Fund's average annual net assets and is shown without giving effect to a voluntary reduction by the Manager of 0.20% of the management fee annually. As a result of this agreement the Fund was reimbursed $819,450 for the year ended July 31, 2003. That voluntary reduction and waiver may be withdrawn or amended at any time.

30  |  OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2003, the Fund paid $472,319 to OFS for services to the Fund.

    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                    Concessions                    Concessions
                                     on Class B                     on Class C
                                Shares Advanced                Shares Advanced
          Year Ended           by Distributor 1               by Distributor 1
          --------------------------------------------------------------------
          July 31, 2003                $283,962                       $273,673

 1. The Distributor advances concession on payments to dealers for sales of Class B and Class C shares from its own resources at the time of sale.

                                Class A Early             Class B Early            Class C Early
                                   Withdrawal                Withdrawal               Withdrawal
                             Charge (Retained          Charge (Retained         Charge (Retained
          Year Ended          by Distributor)           by Distributor)          by Distributor)
          --------------------------------------------------------------------------------------
          July 31, 2003                $1,986                  $509,271                  $26,687


 The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares. Because the Fund is a closed-end fund and is not able to rely on the provisions of Rule 12b-1 of the Investment Company Act of 1940 (the Act), the Fund has requested and obtained from the Securities and Exchange Commission (the SEC) exemptive relief from certain provisions of the Act. The operation of those plans is contingent upon the continued availability of that exemptive relief from the SEC. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. The Class A Service Plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. While the plan permits the Board of Trustees to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended July 31, 2003, payments under the Class A Plan totaled $87,094, all of which were paid by the

31  |  OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued

 Distributor to recipients, which included $2 retained by the Distributor and $11,794 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Board of Trustees has currently set that fee rate at 0.50% of average annual net assets of the respective class per year under each plan but may increase it up to 0.75% in the future. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended July 31, 2003, were as follows:

                                                                                  Distributor's
                                                               Distributor's          Aggregate
                                                                   Aggregate       Unreimbursed
                                                                Unreimbursed      Expenses as %
                      Total Payments       Amount Retained          Expenses      of Net Assets
                          Under Plan        by Distributor        Under Plan           of Class
------------------------------------------------------------------------------------------------
 Class B Plan             $1,224,902              $840,944        $4,973,056               3.17%
 Class C Plan              1,583,434               158,838         7,794,487               3.76


--------------------------------------------------------------------------------
 5. Illiquid Securities

 As of July 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Most Senior Loans and many of the Fund's other investments are illiquid. The aggregate value of illiquid securities subject to this limitation as of July 31, 2003 was $340,545,227, which represents 83.36% of the Fund's net assets.

--------------------------------------------------------------------------------
 6. Loan Commitments

 Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $7,280,726 at July 31, 2003. These unfunded loan commitments must be funded by the Fund upon the borrower's discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. The Fund generally will maintain with its custodian, short-term investments having an aggregate value at least equal to the amount of unfunded loan commitments.

32  |  OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
 7. Bank Borrowings

 The Fund may borrow up to 33 1/3% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The Fund may borrow up to a certain percentage of its total assets from a bank to purchase portfolio securities (a technique referred to as "leverage"), to finance share repurchases during Repurchase Offers, and to fund additional loan commitments or for cash management purposes. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $350 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

    The Fund had no borrowings outstanding at July 31, 2003. For the year ended July 31, 2003, the average monthly loan balance was $6,847,728 at an average daily interest rate of 2.044%. The Fund had gross borrowings and gross loan repayments of $212,700,000 and $213,300,000, respectively, during the year ended July 31, 2003. The maximum amount of borrowings outstanding at any month-end was $16,700,000. The Fund paid $65,531 in commitment fees during the year ended July 31, 2003.

33  |  OPPENHEIMER SENIOR FLOATING RATE FUND

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 To the Board of Trustees and Shareholders of Oppenheimer Senior Floating Rate Fund:

 We have audited the accompanying statement of assets and liabilities of Oppenheimer Senior Floating Rate Fund, including the statement of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Senior Floating Rate Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

 Deloitte & Touche LLP

 Denver, Colorado
 September 3, 2003

34  |  OPPENHEIMER SENIOR FLOATING RATE FUND

FEDERAL INCOME TAX INFORMATION  Unaudited


--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

    None of the dividends paid by the Fund during the year ended July 31, 2003 are eligible for the corporate dividend-received deduction.

    Dividends paid by the Fund during the fiscal year ended July 31, 2003 which are not designated as capital gain distribution, may be eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. In early 2004, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates. The amount will be the maximum amount allowed.

    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

35  |  OPPENHEIMER SENIOR FLOATING RATE FUND

TRUSTEES AND OFFICERS  Unaudited


--------------------------------------------------------------------------------
Name, Position(s) Held     Principal Occupation(s) During Past 5 Years; Other
with Fund, Length          Trusteeships/Directorships Held by Trustee; Number of
of Service, Age            Portfolios in Fund Complex Currently Overseen by
                           Trustee

INDEPENDENT TRUSTEES       The address of each Trustee in the chart below is
                           6803 S. Tucson Way, Centennial, CO 80112-3924. Each
                           Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

James C. Swain,            Formerly, Chief Executive Officer (until August 27,
Chairman and Trustee       2002) of the Board II Funds, Vice Chairman (until
(since 1999)               January 2, 2002) of OppenheimerFunds, Inc. (the
Age: 69                    Manager) and President and a director (until 1997) of
                           Centennial Asset Management Corporation (a wholly-owned investment advisory subsidiary of the Manager). Oversees 43 portfolios in the OppenheimerFunds complex.

William L. Armstrong,      Chairman of the following private mortgage banking
Vice Chairman (since 2003) companies: Cherry Creek Mortgage Company (since
and Trustee (since 1999)   1991), Centennial State Mortgage Company (since
Age: 66                    1994), The El Paso Mortgage Company (since 1993),
                           Transland Financial Services, Inc. (since 1997);
                           Chairman of the following private companies: Great
                           Frontier Insurance (insurance agency) (since 1995),
                           Ambassador Media Corporation and Broadway Ventures
                           (since 1984); a director of the following public companies: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992) and
                           UNUMProvident (insurance company) (since 1991). Mr.
                           Armstrong is also a Director/Trustee of Campus
                           Crusade for Christ and the Bradley Foundation.
                           Formerly a director of the following: Storage
                           Technology Corporation (a publicly-held computer equipment company) (1991-February 2003), and
                           International Family Entertainment (television channel) (1992-1997), Frontier Real Estate, Inc.
                           (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June
                           1999); a U.S. Senator (January 1979-January 1991).
                           Oversees 43 portfolios in the OppenheimerFunds complex.

Robert G. Avis,            Formerly, Director and President of A.G. Edwards
Trustee (since 1999)       Capital, Inc. (General Partner of private equity
Age: 72                    funds) (until February 2001); Chairman, President and
                           Chief Executive Officer of A.G. Edwards Capital, Inc.
                           (until March 2000); Vice Chairman and Director of
                           A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards
                           & Sons, Inc. (its brokerage company subsidiary)
                           (until March 1999); Chairman of A.G. Edwards Trust
                           Company and A.G.E. Asset Management (investment advisor) (until March 1999); and a Director (until
                           March 2000) of A.G. Edwards & Sons and A.G. Edwards
                           Trust Company. Oversees 43 portfolios in the
                           OppenheimerFunds complex.

George C. Bowen,           Formerly (until April 1999): Senior Vice President
Trustee (since 1999)       (from September 1987) and Treasurer (from March 1985)
Age: 66                    of the Manager; Vice President (from June 1983) and
                           Treasurer (since March 1985) of OppenheimerFunds
                           Distributor, Inc. (a subsidiary of the Manager);
                           Senior Vice President (since February 1992),
                           Treasurer (since July 1991) Assistant Secretary and a director (since December 1991) of Centennial Asset
                           Management Corporation; Vice President (since October
                           1989) and Treasurer (since April 1986) of HarbourView
                           Asset Management Corporation (an investment advisory subsidiary of the Manager); President, Treasurer and a director (June 1989-January 1990) of Centennial
                           Capital Corporation (an investment advisory subsidiary of the Manager); Vice President and Treasurer (since August 1978) and Secretary (since
                           April 1981) of Shareholder Services, Inc. (a transfer agent subsidiary of the Manager); Vice President, Treasurer and Secretary (since November 1989) of
                           Shareholder Financial Services, Inc. (a transfer agent subsidiary of the Manager); Assistant Treasurer
                           (since March 1998) of Oppenheimer Acquisition Corp.
                           (the Manager's parent corporation); Treasurer (since
                           November 1989) of Oppenheimer Partnership Holdings,
                           Inc. (a holding company subsidiary of the Manager);

36  |  OPPENHEIMER SENIOR FLOATING RATE FUND

George C. Bowen,           Vice President and Treasurer (since July 1996) of
Continued                  Oppenheimer Real Asset Management, Inc. (an
                           investment advisory subsidiary of the Manager); Chief
                           Executive Officer and director (since March 1996) of
                           MultiSource Services, Inc. (a broker-dealer subsidiary of the Manager); Treasurer (since October
                           1997) of OppenheimerFunds International Ltd. and
                           OppenheimerFunds plc (offshore fund management subsidiaries of the Manager). Oversees 43 portfolios in the OppenheimerFunds complex.

Edward L. Cameron,         A member of The Life Guard of Mount Vernon, George
Trustee (since 1999)       Washington's home (since June 2000). Formerly (March
Age: 64                    2001 - May 2002) Director of Genetic ID, Inc. and its
                           subsidiaries (a privately held biotech company); a partner with PricewaterhouseCoopers LLP (from
                           1974-1999) (an accounting firm) and Chairman (from
                           1994-1998), Price Waterhouse LLP Global Investment
                           Management Industry Services Group. Oversees 43 portfolios in the OppenheimerFunds complex.

Jon S. Fossel,             Chairman and Director (since 1998) of Rocky Mountain
Trustee (since 1999)       Elk Foundation (a not-for-profit foundation); and a
Age: 61                    director (since October 1999) of P.R. Pharmaceuticals
                           (a privately held company) and UNUMProvident (an insurance company) (since June 1, 2002). Formerly
                           Chairman and a director (until October 1996) and President and Chief Executive Officer (until October
                           1995) of the Manager; President, Chief Executive
                           Officer and a director of Oppenheimer Acquisition
                           Corp., Shareholders Services Inc. and Shareholder
                           Financials Services, Inc. (until October 1995).
                           Oversees 43 portfolios in the OppenheimerFunds complex.

Sam Freedman,              Director of Colorado Uplift (a non-profit charity)
Trustee (since 1999)       (since September 1984). Formerly (until October 1994)
Age: 62                    Mr. Freedman held several positions in subsidiary or
                           affiliated companies of the Manager. Oversees 43 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr.,  Trustee (since 1996) of MassMutual Institutional
Trustee (since 2000)       Funds and of MML Series Investment Fund (open-end
Age: 61                    investment companies); Trustee (since 1987), Chairman
                           of the Board (since 2003) and Chairman of the investment committee (since 1994) for the Worcester
                           Polytech Institute; President and Treasurer (since
                           January 1999) of the SIS Fund (a private not for profit charitable fund); Trustee (since 1995) of the Springfield Library and Museum Association; Trustee
                           (since 1996) of the Community Music School of
                           Springfield. Formerly, member of the investment committee of the Community Foundation of Western
                           Massachusetts (1998 - 2003); Chairman (January
                           1999-July 1999) of SIS & Family Bank, F.S.B.
                           (formerly SIS Bank); President, Chief Executive
                           Officer and Director (May 1993-December 1998) of SIS
                           Bankcorp, Inc. and SIS Bank (formerly Springfield
                           Institution for Savings) and Executive Vice President
                           (January 1999-July 1999) of Peoples Heritage
                           Financial Group, Inc. Oversees 43 portfolios in the
                           OppenheimerFunds complex.

--------------------------------------------------------------------------------
INTERESTED TRUSTEE         The address of Mr. Murphy in the chart below is 498
AND OFFICER                Seventh Avenue, New York, NY 10018. Mr. Murphy serves
                           for an indefinite term, until his resignation, death or removal.

John V. Murphy,            Chairman, Chief Executive Officer and director (since
President and Trustee      June 2001) and President (since September 2000) of
(since 2001)               the Manager; President and a director or trustee of
Age: 54                    other Oppenheimer funds; President and a director
                           (since July 2001) of Oppenheimer Acquisition Corp.
                           and of Oppenheimer Partnership Holdings, Inc.; a director (since November 2001) of OppenheimerFunds
                           Distributor, Inc.;

37  |  OPPENHEIMER SENIOR FLOATING RATE FUND

TRUSTEES AND OFFICERS  Unaudited / Continued

John V. Murphy,            Chairman and a director (since July 2001) of
Continued                  Shareholder Services, Inc. and of Shareholder
                           Financial Services, Inc.; President and a director
                           (since July 2001) of OppenheimerFunds Legacy Program
                           (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: OFI
                           Institutional Asset Management, Inc. and Centennial
                           Asset Management Corporation (since November 2001),
                           HarbourView Asset Management Corporation and OFI
                           Private Investments, Inc. (since July 2001);
                           President (since November 1, 2001) and a director
                           (since July 2001) of Oppenheimer Real Asset
                           Management, Inc.; a director (since November 2001) of
                           Trinity Investment Management Corp. and Tremont
                           Advisers, Inc. (investment advisory affiliates of the Manager); Executive Vice President (since February
                           1997) of Massachusetts Mutual Life Insurance Company
                           (the Manager's parent company); a director (since
                           June 1995) of DLB Acquisition Corporation (a holding company that owns shares of David L. Babson &
                           Company, Inc.); formerly, Chief Operating Officer
                           (September 2000-June 2001) of the Manager; President and trustee (November 1999-November 2001) of MML
                           Series Investment Fund and MassMutual Institutional
                           Funds (open-end investment companies); a director
                           (September 1999-August 2000) of C.M. Life Insurance
                           Company; President, Chief Executive Officer and director (September 1999-August 2000) of MML Bay
                           State Life Insurance Company; a director (June
                           1989-June 1998) of Emerald Isle Bancorp and Hibernia
                           Savings Bank (a wholly-owned subsidiary of Emerald
                           Isle Bancorp). Oversees 73 portfolios in the
                           OppenheimerFunds complex.

--------------------------------------------------------------------------------
OFFICERS The address of the Officers in the chart below is as follows: for Mr. Zack, 498 Seventh Avenue, New York, NY 10018, for Messrs. Welsh, Wixted and Zimmer and Ms. Hui, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

Arthur J. Zimmer,          Senior Vice President of the Manager (since June
Vice President             1997) and of HarbourView Asset Management Corporation
(since 1999)               (since April 1999); an officer of 1 portfolio in the
Age: 56                    OppenheimerFunds complex; formerly Vice President of
                           the Manager (October 1990 - June 1997); Vice
                           President of Centennial Asset Management Corporation
                           (June 1997 - November 2001).

Margaret Hui,              Assistant Vice President of the Manager (since
Assistant Vice President   October 1999); an officer of 1 portfolio in the
(since 1999)               OppenheimerFunds complex; before joining the Manager,
Age: 44                    she was Vice President - Syndications of Sanwa Bank
                           California (January 1998 - September 1999), prior to which she was a Vice President of Banque Nationale de
                           Paris (May 1990 - January 1998).

Joseph Welsh,              Vice President (since December 2000) of the Manager;
Assistant Vice President   a high yield bond analyst for the Manager (since
(since 1999)               January 1995); an officer of 1 portfolio in the
Age: 39                    OppenheimerFunds complex; formerly, Assistant Vice
                           President of the Manager (December 1996-November
                           2000).

Brian W. Wixted,           Senior Vice President and Treasurer (since March
Treasurer (since 1999)     1999) of the Manager; Treasurer (since March 1999) of
Age: 43                    HarbourView Asset Management Corporation, Shareholder
                           Services, Inc., Oppenheimer Real Asset Management
                           Corporation, Shareholder Financial Services, Inc.,
                           Oppenheimer Partnership Holdings, Inc., OFI Private
                           Investments, Inc. (since March 2000),
                           OppenheimerFunds International Ltd. and
                           OppenheimerFunds plc (offshore fund management subsidiary of the Manager) (since May 2000) and OFI
                           Institutional Asset Management, Inc. (since November
                           2000); Treasurer and Chief Financial Officer (since
                           May 2000) of Oppenheimer Trust Company (a trust company subsidiary of the Manager);

38  |  OPPENHEIMER SENIOR FLOATING RATE FUND

Brian W. Wixted,           Assistant Treasurer (since March 1999) of Oppenheimer
Continued                  Acquisition Corp. and OppenheimerFunds Legacy Program
                           (since April 2000); formerly Principal and Chief
                           Operating Officer (March 1995-March 1999), Bankers
                           Trust Company-Mutual Fund Services Division. An officer of 89 portfolios in the OppenheimerFunds complex.

Robert G. Zack,            Senior Vice President (since May 1985) and General
Vice President &           Counsel (since February 2002) of the Manager; General
Secretary (since 2001)     Counsel and a director (since November 2001) of
Age: 54                    OppenheimerFunds Distributor, Inc.; Senior Vice
                           President and General Counsel (since November 2001) of HarbourView Asset Management Corporation; Vice
                           President and a director (since November 2000) of Oppenheimer Partnership Holdings, Inc.; Senior Vice
                           President, General Counsel and a director (since
                           November 2001) of Shareholder Services, Inc.,
                           Shareholder Financial Services, Inc., OFI Private
                           Investments, Inc., Oppenheimer Trust Company and OFI
                           Institutional Asset Management, Inc.; General Counsel
                           (since November 2001) of Centennial Asset Management
                           Corporation; a director (since November 2001) of
                           Oppenheimer Real Asset Management, Inc.; Assistant
                           Secretary and a director (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                           (since November 2001) of OppenheimerFunds Legacy
                           Program; Secretary (since November 2001) of
                           Oppenheimer Acquisition Corp.; formerly Acting
                           General Counsel (November 2001-February 2002) and
                           Associate General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of Shareholder
                           Services, Inc. (May 1985-November 2001), Shareholder
                           Financial Services, Inc. (November 1989-November
                           2001); OppenheimerFunds International Ltd. And
                           OppenheimerFunds plc (October 1997-November 2001). An officer of 89 portfolios in the OppenheimerFunds complex.

The Fund's Statement of Additional Information contains additional information about the Fund's Trustee's and is available without charge upon request.

39  |  OPPENHEIMER SENIOR FLOATING RATE FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Cameron as the Audit Committee's financial expert. Mr. Cameron is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of July 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)